Risk management (Tables)	12 Months Ended
Dec. 31, 2021
Risk management [abstract]
Outstandings per line of business
Portfolio analysis per business line (*)
Outstandings per line of business (*) 1, 2, 3
in EUR million Wholesale Banking Retail Benelux
Retail Challengers &
Growth Markets
Corporate Line Total
Rating class 2021 2020 2021 2020 2021 2020 2021 2020 2021 2020
Investment grade
1 (AAA) 81,615 74,735 331 357 27,089 34,782 2,363 2,375 111,398 112,248
2-4 (AA) 56,982 63,239 5,863 6,119 41,646 38,586 15 18 104,506 107,961
5-7 (A) 72,052 66,537 28,456 23,143 59,040 54,381 394 349 159,941 144,409
8-10 (BBB) 124,622 104,987 125,469 120,714 57,394 53,346 2,502 2,692 309,986 281,738
Non-Investment grade
11-13 (BB) 61,996 65,832 60,296 61,797 42,554 39,823 353 0 165,199 167,451
14-16 (B) 16,699 20,925 14,560 17,759 10,800 10,299

-

- 42,059 48,983
17 (CCC) 1,712 1,822 2,158 2,543 731 844 178 128 4,779 5,338
Substandard grade
18 (CC) 865 1,690 904 1,170 477 514

-

- 2,245 3,374
19 (C) 126 518 1,162 1,306 451 600

-

- 1,739 2,423
Non-performing loans 20-22 (D) 3,937 4,415 5,035 5,614 3,153 3,203

-

295 12,124 13,526
Total 420,606 404,699 244,232 240,520 243,334 236,377 5,805 5,857 913,977 887,454
Industry
Private Individuals 30 25 161,125 160,884 184,810 172,390

-

- 345,965 333,299
Central Banks 83,878 84,697

-

- 22,573 27,921 643 632 107,094 113,250
Real Estate

26,472 26,271 22,691 24,064 3,536 3,297

-

- 52,699 53,632
Commercial Banks 39,581 42,088 230 201 6,390 8,211 2,917 3,010 49,119 53,509
Central Governments 40,530 43,753 1,730 1,691 3,686 4,482 1,696 1,697 47,642 51,623
Natural Resources 51,937 43,905 1,225 1,090 692 553

-

- 53,855 45,549
Non-Bank Financial Institutions 46,597 40,581 1,473 1,488 395 323 441 456 48,906 42,848
Transportation & Logistics 24,123 24,692 4,206 3,571 1,269 696

-

- 29,597 28,960
Food, Beverages & Personal Care 14,003 14,706 6,926 6,162 2,411 1,975

-

- 23,340 22,843
Services 9,449 8,878 11,290 11,302 974 808 30 4 21,743 20,993
Lower Public Administration

6,163 5,698 5,079 4,756 8,029 9,010

-

- 19,271 19,464
Utilities

22,452 17,062 1,370 1,358 113 136

-

- 23,935 18,556
General Industries 11,487 10,943 5,554 4,346 3,086 2,359

-

- 20,127 17,648
Other 43,903 41,398 21,333 19,607 5,369 4,214 77 58 70,682 65,279
Total 420,606 404,699 244,232 240,520 243,334 236,377 5,805 5,857 913,977 887,454
Outstandings per line of business (*) - continued
1, 2, 3
in EUR million Wholesale Banking Retail Benelux
Retail Challengers & Growth
Markets
Corporate Line Total
Region 2021 2020 2021 2020 2021 2020 2021 2020 2021 2020
Europe
Netherlands 74,175 72,236 152,597 149,686 173 645 2,738 2,965 229,682 225,532
Belgium 32,205 36,517 84,748 84,104 948 642 19 19 117,919 121,282
Germany 22,669 21,102 508 542 118,734 119,032 46 45 141,956 140,722
Poland 15,454 18,296 45 55 26,560 20,750 4

-
42,063 39,101
Spain 10,130 9,157 83 66 27,294 25,255 35 35 37,542 34,512
United Kingdom 28,193 30,582 187 193 109 170 78 73 28,567 31,018
Luxemburg 26,632 20,080 4,769 4,373 468 864 18 13 31,887 25,330
France 18,786 15,651 606 618 7,123 6,447 3 6 26,517 22,721
Rest of Europe 64,028 61,213 364 525 17,826 20,573 16 13 82,233 82,324
America 71,471 64,688 186 210 1,559 1,535 351 312 73,567 66,745
Asia 45,439 44,961 91 91 132 166 2,498 2,376 48,159 47,594
Australia 8,957 8,134 18 22 42,405 40,294 1 51,382 48,451
Africa 2,467 2,082 31 36 4 3

-

-
2,501 2,121
Total 420,606 404,699 244,232 240,520 243,334 236,377 5,805 5,857 913,977 887,454
1

Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
2

Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors

(industry) below 2% are not shown separately but grouped in Other.
3

Geographical areas are based on country of residence, except for private individuals for which the geographical areas are based on the primary country of risk.

Outstandings by economic sectors and geographical area
Outstandings by economic sectors

and geographical area (*)

1
in EUR million Region Total
Industry Netherlands Belgium Germany Poland Spain
United
Kingdom
Luxemburg France Rest of Europe America Asia Australia Africa 2021
Private Individuals 113,846 42,961 95,583 14,397 23,895 157 3,388 3,115 13,215 167 155 35,058 27 345,965
Central Banks 46,902 18,253 17,811 112 3,027 2,853 8,569 1,039 4,485 2,856 1,168 18 107,094
Real Estate 17,426 10,011 1,520 2,357 1,528 436 4,201 3,254 3,461 3,521 935 4,045 4 52,699
Commercial Banks 1,289 318 3,887 707 392 4,156 3,205 5,520 6,353 7,089 13,526 2,265 413 49,119
Central Governments 4,911 7,396 1,179 7,473 4,417 67 203 2,065 7,695 10,927 299 533 477 47,642
Natural Resources 3,734 1,180 1,208 722 291 4,487 2,497 405 15,471 9,473 12,593 1,013 780 53,855
Non-Bank Financial Institutions 3,043 921 3,146 1,718 72 7,764 4,798 1,790 3,947 18,088 3,209 411 48,906
Transportation & Logistics 4,572 2,209 506 1,177 723 1,760 582 982 6,837 3,410 5,682 645 514 29,597
Food, Beverages & Personal Care 6,581 2,869 616 2,146 489 711 1,600 1,232 2,580 3,131 1,140 235 12 23,340
Services 4,615 9,115 1,105 866 119 523 450 1,470 861 1,539 479 565 36 21,743
Lower Public Administration 343 5,158 5,787 636
-
296 2,732 467 1,197 46 2,608 19,271
Utilities

1,545 1,213 3,024 822 1,270 2,980 397 1,433 4,202 4,106 1,355 1,368 220 23,935
General Industries

5,389 2,891 1,011 2,612 381 395 532 271 3,363 2,116 1,151 15 20,127
Other 15,485 13,424 5,573 6,319 940 2,277 1,168 1,210 9,297 8,803 4,732 1,454 70,682
Total 229,682 117,919 141,956 42,063 37,542 28,567 31,887 26,517 82,233 73,567 48,159 51,382 2,501 913,977
Rating class
Investment grade 180,698 78,195 119,311 26,856 29,522 22,820 26,150 20,622 52,875 53,725 36,777 38,200 79 685,831
Non-Investment grade 45,530 35,600 21,250 14,148 7,647 5,234 5,568 5,774 27,993 18,500 10,534 11,998 2,259 212,037
Sub-standard grade 1,230 868 390 290 89 56 81 2 308 203 191 217 58 3,985
Non-performing loans 2,224 3,256 1,006 768 284 458 87 119 1,056 1,139 656 966 105 12,124
Total 229,682 117,919 141,956 42,063 37,542 28,567 31,887 26,517 82,233 73,567 48,159 51,382 2,501 913,977
1

Geographical areas are based on country of residence, except for private individuals for which the geographical areas are based on the primary country of risk.
Outstandings by economic sectors

and geographical area (*)

1
in EUR million Region Total
Industry Netherlands Belgium Germany Poland Spain
United
Kingdom
Luxemburg France Rest of Europe America Asia Australia Africa 2020
Private Individuals 114,219 42,443 88,178 12,216 21,775 186 3,203 2,644 14,717 169 173 33,346 29 333,299
Central Banks 43,615 22,840 23,601 31 3,058 6,247 3,855 811 3,655 0 4,090 1,424 23 113,250
Real Estate 18,349 10,540 1,374 2,478 1,460 313 3,846 3,511 3,839 2,889 828 4,197 7 53,632
Commercial Banks 1,640 265 4,546 607 468 6,931 3,478 6,218 6,926 7,434 13,222 1,476 298 53,509
Central Governments 6,636 6,762 2,010 8,956 4,435 55 175 2,130 10,020 8,949 344 712 439 51,623
Natural Resources 2,830 1,214 1,102 626 286 3,435 959 316 13,542 8,193 11,442 821 782 45,549
Non-Bank Financial Institutions 2,743 940 3,301 1,502 126 6,348 4,054 1,547 4,096 14,726 3,089 376 0 42,848
Transportation & Logistics 4,162 2,016 1,503 1,018 539 1,934 641 782 6,229 3,628 5,468 743 295 28,960
Food, Beverages & Personal Care 6,623 2,783 306 1,932 515 782 1,663 789 2,202 3,975 1,072 191 10 22,843
Services 4,281 9,307 584 783 159 520 454 411 1,054 2,314 612 515 0 20,993
Lower Public Administration 432 4,875 7,526 721 0
-
583 1,693 528 1,026 30 2,050 0 19,464
Utilities

1,731 1,277 1,815 618 610 2,105 583 402 2,975 3,196 1,716 1,292 237 18,556
General Industries 4,176 2,802 1,030 2,134 252 234 266 194 3,014 2,477 1,053 16 0 17,648
Other 14,094 13,218 3,843 5,478 829 1,926 1,572 1,273 9,527 7,769 4,456 1,293 0 65,279
Total 225,532 121,282 140,722 39,101 34,512 31,018 25,330 22,721 82,324 66,745 47,594 48,451 2,121 887,454
Rating class
Investment grade 169,111 78,294 118,082 26,045 26,622 25,924 19,528 16,688 51,233 44,279 35,879 34,545 127 646,357
Non-Investment grade 51,818 38,113 21,185 11,979 7,468 4,837 5,530 5,870 29,051 20,758 10,696 12,651 1,816 221,772
Sub-standard grade 1,794 1,159 516 215 102 101 191 37 679 476 94 349 83 5,798
Non-performing loans 2,808 3,715 939 862 320 156 81 126 1,360 1,232 925 905 95 13,526
Total 225,532 121,282 140,722 39,101 34,512 31,018 25,330 22,721 82,324 66,745 47,594 48,451 2,121 887,454
1

Geographical areas are based on country of residence, except for private individuals for which the geographical areas are based on the primary country of risk.

Cover values including guarantees received
Cover values including guarantees

received (*)
in EUR million Cover type Value to Loan
2021
Outstandings Mortgages
Financial
Collateral Guarantees Other covers No Cover Partially covered Fully covered
Consumer Lending 344,188 690,752 6,533 25,688 40,618 6.3% 7.6% 86.1%
Business Lending 413,985 160,694 23,454 112,095 332,989 44.2% 20.2% 35.5%
Investment and Money Market 112,272 43 63 1,100 167 98.9% 0.8% 0.3%
Total Lending, Investment

and Money Market
870,445 851,490 30,050 138,882 373,774 36.0% 12.8% 51.2%
Pre-settlement 43,531

Total Bank 913,977
Cover values including guarantees

received (*)
in EUR million Cover type Value to Loan
2020
Outstandings Mortgages
Financial
Collateral Guarantees Other No Cover Partially covered Fully covered
Consumer Lending 331,288 609,967 6,208 26,117 38,438 6.7% 7.5% 85.8%
Business Lending 388,270 161,474 20,431 94,913 302,357 43.1% 21.2% 35.7%
Investment and Money Market 121,809 95 121 782 245 99.2% 0.1% 0.7%
Total Lending, Investment

and Money Market
841,367 771,536 26,761 121,811 341,039 36.9% 12.7% 50.4%
Pre-settlement 46,086
Total Bank 887,454
Cover values including guarantees

received - Consumer lending portfolio (*)
in EUR million Cover type Value to Loan
2021
Outstandings Mortgages
Financial
Collateral Guarantees Other covers No Cover >0% - 25% >25%-50% >50% - 75% >75% - <100% ≥ 100%
Performing
Residential Mortgages (Private Individuals) 308,023 674,576 5,014 22,379 33,539 – 0.5% 7.6% 91.8%
Residential Mortgages (SME)

1
5,912 9,520 168 109 1,598 0.2% 0.6% 1.4% 5.4% 92.4%
Other Consumer Lending 25,537 200 1,317 3,085 4,009 79.7% 0.3% 0.1% 0.1% 0.3% 19.5%
Total Performing 339,472 684,296 6,499 25,573 39,146 6.0% – 0.1% 0.5% 7.0% 86.3%
Non-performing
Residential Mortgages (Private Individuals) 3,336 6,149 31 97 1,270 0.4% – 0.3% 1.0% 4.8% 93.4%
Residential Mortgages (SME)

1
194 302 1 6 51 0.1% 0.2% 0.7% 1.6% 7.4% 90.0%
Other Consumer Lending 1,186 5 1 12 151 92.3% 0.4% 0.2% 0.4% 0.5% 6.3%
Total Non-performing 4,716 6,456 33 115 1,472 23.5% 0.1% 0.3% 0.9% 3.8% 71.4%
Total Consumer Lending 344,188 690,752 6,533 25,688 40,618 6.3% – 0.1% 0.5% 7.0% 86.1%
1

Consists mainly of residential mortgages to small individual business clients
Cover values including guarantees

received - Consumer lending portfolio (*)
in EUR million Cover type Value to Loan
2020
Outstandings Mortgages
Financial
Collateral Guarantees Other covers No Cover >0% - 25% >25%-50% >50% - 75% >75% - <100% ≥ 100%
Performing
Residential Mortgages (Private Individuals) 294,642 594,073 5,147 23,210 30,927 0.1% 0.7% 7.3% 92.0%
Residential Mortgages
(SME)

1
5,681 9,010 151 126 1,532 0.3% 0.7% 1.4% 6.1% 91.5%
Other Consumer Lending 25,780 197 861 2,619 4,336 81.5% 0.3% 0.1% 0.2% 0.3% 17.6%
Total Performing 326,103 603,281 6,160 25,955 36,795 6.4% 0.0% 0.1% 0.7% 6.7% 86.1%
Non-performing
Residential Mortgages (Private Individuals) 3,698 6,379 45 141 1,414 0.2% 0.1% 0.4% 1.2% 5.9% 92.2%
Residential Mortgages (SME)

1
184 301 9 54 0.1% 0.2% 0.5% 1.8% 7.7% 89.7%
Other Consumer Lending 1,303 6 4 12 175 91.8% 0.3% 0.2% 0.3% 0.6% 6.7%
Total Non-performing 5,185 6,686 49 162 1,643 23.2% 0.1% 0.3% 1.0% 4.6% 70.6%
Total Consumer Lending 331,288 609,967 6,208 26,117 38,438 6.7% 0.0% 0.1% 0.7% 6.7% 85.8%
1

Consists mainly of residential mortgages to small individual business clients
Cover values including guarantees

received - Business lending portfolio (*)
in EUR million
2021 Cover type Value to Loan
Industry Outstandings Mortgages
Financial
Collateral Guarantees Other covers No Cover >0% - 25% >25%-50% >50% - 75% >75% - <100%

≥ 100%

Central Banks 81,485 18 100.0% 0.0% 0.0% 0.0% 0.0% 0.0%
Real Estate 52,079 103,229 1,096 6,956 32,670 3.6% 0.7% 2.3% 0.9% 4.9% 87.7%
Natural Resources 50,451 1,221 2,470 29,319 33,451 28.9% 14.2% 13.7% 8.9% 11.1% 23.2%
Transportation & Logistics 28,184 3,602 171 8,803 44,881 16.1% 6.4% 2.1% 4.5% 12.2% 58.7%
Non-Bank Financial Institutions 25,656 1,105 13,330 3,970 52,196 40.2% 4.8% 0.4% 2.3% 6.5% 45.8%
Food, Beverages & Personal Care 20,277 8,846 440 12,658 39,597 22.9% 4.6% 5.0% 9.3% 15.9% 42.3%
Services 20,671 10,162 1,814 7,883 23,324 28.1% 5.2% 5.9% 4.9% 9.8% 46.2%
Commercial Banks 19,159 5 276 1,535 3,966 74.6% 3.6% 0.6% 1.5% 5.1% 14.5%
Utilities 21,245 172 997 4,944 11,520 50.5% 15.0% 4.9% 3.9% 3.2% 22.3%
General Industries 19,067 5,447 310 6,592 23,701 33.1% 4.8% 3.9% 7.9% 9.1% 41.1%
Chemicals, Health & Pharmaceuticals 14,384 7,442 185 5,586 11,674 30.6% 6.1% 2.9% 5.8% 12.6% 42.1%
Builders & Contractors 14,089 8,036 208 4,967 17,591 22.7% 6.4% 6.2% 7.2% 11.4% 46.1%
Others

1
47,237 11,427 2,138 18,881 38,418 44.2% 3.7% 5.2% 3.6% 10.6% 32.7%
Total Business Lending 413,985 160,694 23,454 112,095 332,989 44.2% 5.0% 4.0% 3.8% 7.3% 35.5%
of which Total Non-performing 7,264 2,649 162 3,810 7,090 27.5% 5.9% 6.0% 6.0% 17.2% 37.4%
1

‘Others’ comprises industries with outstandings lower than €
10

billion.
Cover values including guarantees

received - Business lending portfolio (*)
in EUR million
2020 Cover type Value to Loan
Industry Outstandings Mortgages
Financial
Collateral Guarantees Other covers No Cover >0% - 25% >25%-50% >50% - 75% >75% - <100% ≥ 100%
Central Banks 79,464 – 23 – – 100.0% – – – – –
Real Estate 52,743 99,824 1,176 6,644 28,378 3.3% 0.7% 2.1% 1.5% 7.4% 85.1%
Natural Resources 43,209 1,453 2,192 23,503 35,739 24.5% 14.4% 13.0% 7.2% 15.9% 25.0%
Transportation & Logistics 27,395 7,251 182 7,487 37,220 18.2% 5.1% 2.4% 3.9% 11.7% 58.8%
Non-Bank Financial Institutions 22,225 1,139 10,771 3,766 46,286 42.9% 3.5% 2.3% 3.6% 4.6% 43.2%
Food, Beverages & Personal Care 20,594 8,346 430 9,473 33,918 25.0% 5.1% 5.9% 9.6% 14.0% 40.3%
Services 19,632 10,623 1,855 8,394 23,917 27.9% 5.8% 7.0% 5.3% 7.2% 46.9%
Commercial Banks 17,931 313 107 1,546 3,868 74.8% 1.0% 3.4% 1.7% 8.2% 10.8%
Utilities
16,948 185 1,011 4,464 9,723 42.3% 19.1% 5.2% 4.3% 3.0% 26.0%
General Industries 16,417 5,563 241 5,736 20,781 31.5% 4.0% 5.7% 9.6% 9.9% 39.3%
Chemicals, Health & Pharmaceuticals 14,120 7,558 194 4,391 12,332 26.0% 5.7% 3.6% 7.7% 13.6% 43.5%
Builders & Contractors 13,895 7,583 309 4,490 15,711 26.3% 6.2% 6.4% 8.9% 10.4% 41.7%
Others

1
43,696 11,635 1,938 15,020 34,484 40.0% 5.1% 4.3% 6.1% 10.5% 34.1%
Total Business Lending 388,270 161,474 20,431 94,913 302,357 43.1% 4.9% 4.2% 4.2% 7.9% 35.7%
of which Total Non-performing
8,261 3,027 230 3,803 6,915 29.1% 5.2% 5.0% 8.5% 14.2% 38.1%
1

‘Others’ comprises industries with outstandings lower than €
10

billion.
Cover values including guarantees

received - Business lending portfolio (*)
2021 Cover type Value to Loan
Region Outstandings Mortgages

Financial
Collateral Guarantees Other covers No Cover >0% - 25% >25%-50% >50% - 75% >75% - <100% ≥ 100%
Europe
Netherlands 107,200 62,780 3,774 12,668 58,622 53.2% 1.7% 2.3% 3.5% 7.6% 31.8%
Belgium 50,231 36,207 1,219 21,476 56,704 25.5% 1.9% 2.5% 2.9% 5.9% 61.3%
Germany 31,563 3,168 195 4,443 6,946 75.0% 4.1% 2.0% 1.6% 0.8% 16.5%
Luxembourg 23,628 9,051 1,083 3,085 33,378 59.5% 1.0% 3.7% 1.3% 4.3% 30.1%
Poland 18,245 9,349 121 4,046 30,961 30.2% 4.5% 4.2% 6.0% 10.7% 44.4%
United Kingdom 15,321 1,716 2,901 5,168 12,128 47.8% 17.7% 4.0% 6.4% 7.1% 17.1%
Switzerland 10,082 78 762 4,469 5,697 23.3% 19.3% 27.1% 13.3% 4.1% 12.9%
France 10,971 7,144 117 1,598 6,493 43.4% 2.5% 2.4% 3.3% 4.0% 44.3%
Rest of Europe 50,046 13,206 2,276 24,520 46,560 37.8% 6.9% 3.8% 3.3% 9.2% 39.1%
America 45,472 7,097 9,156 10,898 43,960 37.6% 9.3% 5.8% 3.8% 10.9% 32.6%
Asia 37,978 1,240 1,559 15,215 27,765 40.9% 6.1% 5.8% 6.0% 9.9% 31.3%
Australia 10,805 9,652 242 2,291 3,110 34.3% 6.1% 1.0% 1.4% 2.6% 54.6%
Africa 2,444 6 49 2,219 667 13.9% 9.1% 7.3% 9.7% 22.4% 37.5%
Total Business Lending 413,985 160,694 23,454 112,095 332,989 44.2% 5.0% 4.0% 3.8% 7.3% 35.5%
of which Non-performing
7,264 2,649 162 3,810 7,090 27.5% 5.9% 6.0% 6.0% 17.2% 37.4%
Cover values including guarantees

received - Business lending portfolio (*)
2020 Cover type Value to Loan
Region Outstandings Mortgages

Financial
Collateral Guarantees Other covers No Cover >0% - 25% >25%-50% >50% - 75% >75% - <100% ≥ 100%
Europe
Netherlands 100,918 61,180 3,298 9,245 59,268 51.6% 1.6% 2.5% 3.9% 8.6% 31.8%
Belgium 50,245 36,071 1,174 22,424 53,041 24.8% 1.6% 3.0% 3.1% 6.9% 60.7%
Germany 35,069 3,233 118 2,711 4,788 80.4% 4.0% 2.1% 1.4% 1.2% 10.9%
Luxembourg 16,332 8,403 1,671 2,849 29,875 46.4% 1.5% 6.0% 1.5% 3.4% 41.1%
Poland 16,176 9,414 168 3,720 25,652 28.3% 4.5% 3.8% 7.9% 11.3% 44.2%
United Kingdom 13,864 4,659 1,971 4,028 9,906 44.6% 16.1% 7.2% 3.0% 8.3% 20.8%
Switzerland 9,544 46 684 3,540 6,980 27.2% 21.7% 16.6% 7.1% 7.2% 20.3%
France 9,513 7,543 150 2,021 4,096 39.2% 5.1% 4.1% 2.7% 2.0% 46.8%
Rest of Europe 46,302 13,817 2,460 18,446 41,326 35.4% 7.7% 4.6% 4.7% 9.1% 38.5%
America 40,800 5,967 6,872 7,442 40,815 38.3% 7.3% 6.0% 5.4% 10.2% 32.7%
Asia 37,435 978 1,728 15,174 23,607 40.6% 5.0% 5.5% 6.6% 11.9% 30.5%
Australia 10,019 10,153 83 1,650 2,273 26.4% 7.7% 2.1% 2.4% 4.7% 56.8%
Africa 2,053 10 53 1,661 730 8.0% 6.6% 3.0% 19.9% 26.8% 35.7%
Total Business Lending 388,270 161,474 20,431 94,913 302,357 43.1% 4.9% 4.2% 4.2% 7.9% 35.7%
of which Non-performing
8,261 3,027 230 3,803 6,915 29.1% 5.2% 5.0% 8.5% 14.2% 38.1%

Credit risk categories and credit quality outstandings
Credit risk categories (*)
Regular Watch List Restructuring

1
Non-
performing

1
Possible ratings 1–19 1–19 11–20 20-22
Typical ratings 1–14 15–17 18–20 20-22
Deterioration in risk Not significant Significant Significant Significant
Significant intervention Not required Not required Required Required
Account Ownership Front Office Front Office Front Office Front Office
Credit Risk Management Regular Regular Credit Restructuring Credit Restructuring
Primary Manager Front Office Front Office Credit Restructuring Credit Restructuring
Accounting provisioning Stage 1/2 Stage 1/2 Stage 2/3 Stage 3
1

More information on the Restructuring and Non-performing categories can be found in the Credit restructuring section.
Credit quality outstandings

(*)
1
in EUR million 2021 2020
Performing not past due 819,410 786,011
Business lending performing past due 8,121 6,252
Consumer lending performing past due 1,142 953
Non-performing 12,021 13,497
Total lending and investment 840,694 806,713
Money market 29,752 34,654
Pre-settlement 43,531 46,086
Total 913,977 887,454
1 Past due based on new definition of default, prior period outstandings updated

Aging analysis (past due but performing) by geographic area explanatory
Ageing analysis (past due but performing):

Consumer lending portfolio by geographic area,

outstandings (*)
1,2,3
in EUR million 2021 2020
Region
Past due for 1–
30 days
Past due for 31–
60 days
Past due for 61–
90 days
Past due for >90
days
Total
Past due for 1–
30 days
Past due for 31–
60 days
Past due for 61–
90 days
Past due for >90
days
Total
Europe
Belgium 599 53 61 714 355 12 4 0 371
Germany 105 27 11 0 143 73 26 20 32 152
Poland 35 5 3 43 36 6 5 47
Netherlands 31 9 3 0 43 24 7 2 8 41
Luxemburg 73 3 1 1 78 41 0 0 41
Spain 13 7 5 26 14 10 8 0 33
France 2 0 0 0 2 1 0 0 0 2
United Kingdom 0 0 0 1 0 0 0 0
Rest of Europe 52 9 5 66 61 14 7 0 83
America 0 0 0 0 0 0 0 1 1
Asia 0 0 0 0 1 0 0 0 1
Australia 17 7 1 25 67 15 4 96 182
Total 927 123 91 1 1,142 674 91 50 138 953
1

Based on consumer lending. The amount of past due but performing financial assets in respect of non-lending activities was not significant.
2

The absolute and relative materiality thresholds used for determining a defaulted status do not apply for the purposes of classification as past due. Below these thresholds, arrears of more than 90 days are reported as past due.
3

Based on new definition of default, prior period has been adjusted.
Ageing analysis (past due but performing):

Business lending portfolio by geographic area,

outstandings (*)
1,2
in EUR million 2021 2020
Region
Past due for 1–
30 days
Past due for
31–60 days
Past due for
61–90 days
Past due for
>90 days
Total
Past due for 1–
30 days
Past due for
31–60 days
Past due for
61–90 days
Past due for
>90 days
Total
Europe
United Kingdom 1,036 108 16 0 1,159 636 485 4 0 1,124
Belgium 1,676 178 8 0 1,863 977 60 28 2 1,067
Netherlands 553 16 4 0 574 532 29 1 4 565
Luxemburg 586 270 0 1 856 468 73 5 6 553
Poland 94 5 2 1 102 66 8 4 0 78
Germany 5 0 2 0 7 45 0 – 0 45
Spain 95 0 1 0 96 44 – – – 44
France 36 5 0 0 41 30 1 0 0 31
Rest of Europe 571 57 1 1 629 492 8 2 3 504
America 2,076 71 0 0 2,146 1,595 131 – – 1,726
Asia 276 – 25 0 302 37 108 – 0 146
Australia 327 17 0 1 345 61 306 1 1 369
Total 7,331 727 60 3 8,121 4,983 1,209 44 16 6,252
1

The absolute and relative materiality thresholds used for determining a defaulted status do not apply for the purposes of classification as past due. Below these thresholds, arrears of more than 90 days are reported as past due.
2

Based on new definition of default, prior period has been adjusted.

Summary forborne portfolio
Summary Forborne portfolio (*)
in EUR million 2021 2020
Business Line Outstandings
Of which:
performing
Of which: non-
performing
% of total
portfolio Outstandings
Of which:
performing
Of which: non-
performing
% of total
portfolio
Wholesale Banking 9,798 7,455 2,343 3.1% 10,176 7,849 2,327 3.2%
Retail Banking 10,018 6,339 3,679 2.1% 9,640 6,341 3,299 2.0%
Total 19,816 13,793 6,022 2.5% 19,816 14,190 5,626 2.5%
Summary Forborne portfolio by forbearance

type (*)
in EUR million 2021 2020
Forbearance type Outstandings
Of which:
performing
Of which: non-
performing
% of total
portfolio Outstandings
Of which:
performing
Of which: non-
performing
% of total
portfolio
Loan modification 18,311 13,128 5,183 2.3% 17,877 12,937 4,940 2.3%
Refinancing 1,505 666 839 0.2% 1,939 1,252 686 0.2%
Total 19,816 13,793 6,022 2.5% 19,816 14,190 5,626 2.5%
Wholesale Banking: Forborne portfolio by geographical

area (*)
in EUR million 2021 2020
Region Outstandings
Of which:
performing
Of which: non-
Outstandings
Of which:
performing
Of which: non-
performing performing
Europe
Netherlands 1,012 811 201 842 700 142
Belgium 329 321 8 255 175 81
Germany 868 658 210 845 676 170
United Kingdom 1,344 913 432 1,738 1,606 132
Italy 286 261 25 353 317 36
Norway 79 29 50 78 32 47
Poland 181 160 21 199 101 98
Rest of Europe 2,381 2,181 200 2,404 2,149 255
America 1,900 1,326 574 2,338 1,541 796
Asia 685 292 393 555 194 362
Australia 568 416 152 365 251 113
Africa 164 88 76 202 109 94
Total 9,798 7,455 2,343 10,176 7,849 2,327
Wholesale Banking: Forborne portfolio by economic

sector (*)
in EUR million 2021 2020
Industry Outstandings
Of which:
performing
Of which: non-
Outstandings
Of which:
performing
Of which: non-
performing performing
Natural Resources 2,047 1,177 870 2,370 1,397 973
Transportation & Logistics 1,336 1,061 274 1,453 1,253 201
General Industries 366 321 45 661 605 55
Food, Beverages & Personal Care 1,202 749 452 1,475 1,216 260
Real Estate 1,665 1,570 95 529 365 165
Chemicals, Health & Pharmaceuticals 347 324 22 394 364 30
Builders & Contractors 177 135 41 449 370 78
Utilities 407 271 136 290 141 149
Services 793 687 106 750 643 106
Retail 361 304 57 346 296 49
Automotive 581 535 46 768 714 54
Other 516 318 197 691 485 206
Total 9,798 7,455 2,343 10,176 7,849 2,327
Retail Banking: Forborne portfolio by

geographical area (*)
in EUR million 2021 2020
Region Outstandings
Of which:
performing
Of which: non-
Outstandings
Of which:
performing
Of which: non-
performing performing
Europe
Netherlands 4,171 3,224 947 4,415 3,447 968
Belgium 3,319 2,035 1,284 2,672 1,621 1,051
Germany 497 306 191 578 410 168
Turkey 146 97 49 307 218 89
Poland 450 152 298 349 112 237
Romania 115 49 66 114 59 55
Italy 129 47 82 49 13 37
Spain 35 11 23 22 10 12
Rest of Europe 99 68 30 80 42 37
America 9 7 2 10 9 1
Asia 3 1 1 3 1 2
Australia 1,045 340 705 1,041 399 643
Africa 1 0 0 0 0 0
Total 10,018 6,339 3,679 9,640 6,341 3,299

Non-performing loans: outstandings
Non-performing Loans: outstandings by economic

sector and business lines (*)
1
in EUR million
Wholesale Banking Retail Benelux
Retail Challengers
& Growth Markets Corporate Line Total
Industry 2021 2020 2021 2020 2021 2020 2021 2020 2021 2020
Private Individuals - - 2,424 2,879 2,445 2,480

-

-
4,869 5,359
Natural Resources 1,325 1,434 46 63 27 36

-

-
1,398 1,533
Food, Beverages & Personal
Care
681 668 428 420 130 138

-

-
1,239 1,226
Transportation & Logistics 575 786 180 201 52 44

-

-
807 1,031
Services 224 313 499 474 63 58

-

-
786 844
Builders & Contractors 93 148 224 398 112 133

-

-
429 680
Real Estate 132 217 495 416 59 21

-

-
686 655
General Industries 66 138 272 232 123 133

-

-
461 502
Non-Bank Financial Institutions 56 18 24 26 4 3

-

-
85 47
Retail 140 85 103 170 47 54

-

-
290 309
Other

2
541 579 340 335 90 103

-
295 971 1,312
Total 3,833 4,386 5,035 5,614 3,153 3,203

-
295 12,021 13,497
1

Based on Lending and Investment outstandings.
2

Economic sectors not specified in above overview are grouped in Other.
Non-performing Loans: outstandings by economic

sectors and geographical area

(*)
in EUR million Region Total
Industry
Netherlands Belgium Germany Poland Spain United Kingdom France Luxemburg Rest of Europe America Asia Australia Africa
2021
Private Individuals 776 1,578 721 206 232 8 16 35 497 3 4 791 1 4,869
Natural Resources 67 44

-
20

-
27 116 577 421 90 37 1,398
Food, Beverages & Personal
Care
299 176 25 111

-
226 7 2 37 228 128 1 1,239
Transportation & Logistics 385 55 1 35 47 20 3 165 29 49 17 807
Services 199 385 45 5 66 4 22 52 6 1 786
Builders & Contractors 43 188 4 83

-

-
2 58 50

-

-
429
Real Estate 167 303

-
61 88 21 21 9

-

-
16

-
686
General Industries 110 173 18 91

-
4 3 34 27

-
461
Non-Bank Financial
Institutions
7 8

-
4

-
9 14 8 34 1

-
85
Retail 40 70 34 30

-

-
56 1 21 21 14 2 290
Other

1
119 275 201 81 12 14 6 83 64 48 67 971
Total 2,212 3,255 1,005 768 284 447 119 87 1,056 1,060 656 966 105 12,021
1

Economic sectors not specified in above overview are grouped in Other.
Non-performing Loans: outstandings by economic

sectors and geographical area

(*)
in EUR million Region Total
Industry
Netherlands Belgium Germany Poland Spain United Kingdom France Luxemburg Rest of Europe America Asia Australia Africa
2020
Private Individuals 1,040 1,760 712 214 239 7 18 38 555 5 4 766 1 5,359
Natural Resources 75 48 0 20 25 0 0 171 659 394 93 49 1,533
Food, Beverages & Personal
Care
324 165 80 114 15 11 68 1 76 240 132 1 0 1,226
Transportation & Logistics 346 54 1 42 47 18 0 3 110 40 352 18 0 1,031
Services 190 495 0 42 5 0 1 4 28 73 6 0 844
Builders & Contractors 66 361 1 93 0 0 4 107 47 0 0 680
Real Estate 144 255 86 15 80 15 17 26 16 655
General Industries 111 161 7 91 0 5 0 93 32 1 1 0 502
Non-Bank Financial
Institutions
9 13 3 0 0 4 13 4 1 47
Retail 66 140 0 41 3 6 1 36 13 3 0 309
Other

1
427 259 138 116 0 12 14 8 143 120 23 7 45 1,312
Total 2,799 3,710 939 862 320 156 126 81 1,359 1,220 925 905 95 13,497
1

Economic sectors not specified in above overview are grouped in Other.

Gross carrying amount per IFRS 9 stage and rating class
Gross carrying amount per IFRS 9 stage

and rating class (*)
1,2,3
in EUR million
12-month ECL (Stage 1)
Lifetime ECL not credit
impaired (Stage 2)
Lifetime ECL credit impaired
(Stage 3)
Total
2021
Rating class
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Investment grade
1 (AAA) 107,788 3 0 107,788 3
2-4 (AA) 106,673 5 197 106,870 5
5-7 (A) 152,167 17 1,000 1 153,167 17
8-10 (BBB) 328,301 73 7,232 14 335,533 87
Non-Investment grade
11-13 (BB) 163,228 208 14,679 86 177,908 294
14-16 (B) 26,852 185 17,931 404 44,783 589
17 (CCC) 5,377 10 4,354 198 9,730 207
Substandard grade
18 (CC) 2,314 173 2,314 173
19 (C) 1,769 142 1,769 142
Non-performing loans 20-22 (D) 12,072 3,851 12,072 3,851
Total 890,386 501 49,476 1,016 12,072 3,851 951,934 5,368
1 Compared to the credit risk portfolio, the differences are mainly undrawn committed amounts (€
133.3

billion) not included in Credit outstandings and non-IFRS 9 eligible assets (€
95.1

billion, mainly guarantees, letters of credit and pre-settlement exposures) included in Credit outstandings.
2 For a reference to the Notes in the consolidated financial statements, we refer to the table ‘Reconciliation between credit risk categories and financial position’.
3 IAS 37 provisions are established for non-credit replacement guarantees not in the scope of IFRS

9. Total IAS 37 provisions (€
114.4

million) are excluded.
Gross carrying amount per IFRS 9 stage

and rating class (*)
1,2,3
in EUR million
12-month ECL (Stage 1)
4
Lifetime ECL not credit
impaired (Stage 2)
4
Lifetime ECL credit impaired
(Stage 3)
Total
2020
Rating class
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Investment grade
1 (AAA) 109,734 3 46 0 0 0 109,780 3
2-4 (AA) 108,776 6 646 0 0 0 109,422 6
5-7 (A) 137,991 27 707 1 0 0 138,698 28
8-10 (BBB) 297,502 88 4,839 12 0 0 302,341 100
Non-Investment grade
11-13 (BB) 159,076 239 18,513 133 0 0 177,588 372
14-16 (B) 28,335 208 23,742 570 0 0 52,077 777
17 (CCC) 2,817 9 5,113 259 0 0 7,930 269
Substandard grade
18 (CC) 0 0 3,384 248 0 0 3,384 248
19 (C) 0 0 2,323 254 0 0 2,323 254
Non-performing loans 20-22 (D) 0 0 0 0 13,398 3,797 13,398 3,797
Total 844,231 581 59,313 1,476 13,398 3,797 916,942 5,854
1 Compared to the credit risk portfolio, the differences are mainly undrawn committed amounts (€
118.4

billion) not included in Credit outstandings and non-IFRS 9 eligible assets (€
89.1

billion, mainly guarantees, letters of credit and pre-settlement exposures) included in Credit outstandings.
2 For a reference to the Notes in the consolidated financial statements, we refer to the table ‘Reconciliation between credit risk categories and financial position’.
3 IAS 37 provisions are established for non-credit replacement guarantees not in the scope of IFRS

9. Total IAS 37 provisions (€
74.8

million) are excluded.
4 Prior year numbers adjusted reflecting model adjustment in residential mortgages Netherlands.

Exposure per stage, coverage ratio and stage ratio's
Exposure per stage, coverage

ratio and stage ratio’s
2
in EUR million 2021 2020
Balance sheet
Gross Carrying
Amount
Allowances for
credit losses
Coverage

ratio
Stage Ratio
Gross Carrying
Amount
Allowances for
credit losses
Coverage

ratio
Stage Ratio
Loans and advances to Banks (including Central Banks)
120,089 28 0.0% 125,902 26 0.0%
Stage 1
119,896 24 0.0% 100% 125,643 21 0.0% 100%
Stage 2
193 4 2.0% 0% 259 5 2.0% 0%
Stage 3
Loans and advances to Customers
622,327 5,274 0.8% 589,565 5,779 1.0%
of which: Residential mortgages
310,068 513 0.2% 297,145 513 0.2%
Stage 1
297,915 37 0.0% 96% 283,361 36 0.0% 95%
Stage 2
8,777 128 1.5% 3% 10,065 141 1.4% 3%
Stage 3
3,376 348 10.3% 1% 3,719 336 9.0% 1%
Of which: Consumer Lending (excl. Residential mortgages)
32,423 1,409 4.3% 32,154 1,337 4.2%
Stage 1
28,554 217 0.8% 88% 27,854 187 0.7% 87%
Stage 2
2,654 367 13.8% 8% 2,866 347 12.1% 9%
Stage 3
1,215 825 67.9% 4% 1,435 802 55.9% 4%
Of which: Loans to public authorities
14,333 12 0.1% 14,335 8 0.1%
Stage 1
13,906 2 0.0% 97% 14,076 3 0.0% 98%
Stage 2
344 5 1.5% 2% 189 2 1.0% 1%
Stage 3
84 4 5.1% 1% 70 4 5.1% 0%
Of which: Corporate Lending
265,503 3,340 1.3% 245,931 3,921 1.6%
Stage 1
230,133 185 0.1% 87% 201,297 300 0.1% 82%
Stage 2
28,568 505 1.8% 11% 36,936 977 2.6% 15%
Stage 3
6,801 2,649 39.0% 3% 7,698 2,644 34.4% 3%
Other IFRS 9 Eligible Financial Instruments 1
209,518 66 0.0% 201,475 48 0.0%
Stage 1
199,982 35 0.0% 95% 192,000 35 0.0% 95%
Stage 2
8,941 6 0.1% 4% 8,999 3 0.0% 4%
Stage 3
596 24 4.1% 0% 476 10 2.2% 0%
Total Gross Carrying

Amount (IFRS 9 eligible)

951,934 5,368 0.6% 916,942 5,854 0.6%
1

Includes Off balance sheet IFRS 9 eligible guarantees and irrevocable facilities
2

The exposure classification to residential mortgages, consumer lending and corporate lending is aligned to the regulatory definition

Reconciliation gross carrying amount and statement of financial position
Reconciliation gross carrying amount

(IFRS 9 eligible) and statement of financial position
in EUR million 2021 2020

Gross
Carrying
Amount

Allowances
for credit
losses

Cash and
on-demand
bank
positions

Reverse
Repurchase
transactions

Cash
collateral

other

Statement
of
financial

position

Gross
Carrying
Amount

Allowances
for credit
losses

Cash and
on-demand
bank
positions

Reverse
Repurchase
transactions

Cash
collateral

other

Statement
of
financial

position

Amounts held at Central Banks

104,875 -6 1,650 1 106,520 109,242 -3 1,851 -2 111,087
Loans and Advances to Banks

15,213 -22 1,675 3,403 3,287 36 23,592 16,660 -23 2,162 4,869 3,639 -1,943 25,364
Financial Instruments FVOCI Loans

837 -1 3 838 1,053 -2 4 1,056
Financial Instruments FVOCI Debt securities

27,201 -12 150 27,340 32,781 -12 208 32,977
Securities at Amortised Cost

47,358 -19 980 48,319 49,223 -17 1,381 50,587
Loans and Advances to customers

622,327 -5,274 1,487 3,178 3,404 625,122 589,565 -5,779 1,551 4,679 3,954 593,970
Total on-balance (IFRS 9 eligible) 817,812 -5,334 3,325 4,890 6,466 4,574 831,731 798,524 -5,836 4,012 6,420 8,319 3,603 815,041
Guarantees and irrevocable facilities (IFRS 9 eligible) 134,122 -34 118,418 -17
Total Gross

Carrying Amount (IFRS 9 eligible)

951,934 -5,368 916,942 -5,854

Changes in loan loss provisions and gross carrying amounts
Changes in gross carrying amounts and

loan loss provisions (*)
1, 2
in EUR million 12-month ECL (Stage 1)
Lifetime ECL not credit
impaired (Stage 2)
Lifetime ECL credit impaired
(Stage 3)
Total
2021
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Opening balance
844,231 581 59,313 1,476 13,398 3,797 916,942 5,854
Transfer into

12-month ECL (Stage 1)
15,157 20 -14,322 -279 -835 -54 -0 -313
Transfer into

lifetime ECL not credit impaired (Stage 2)
-19,737 -32 20,537 206 -800 -75 -0 100
Transfer into

lifetime ECL credit impaired (Stage 3)
-2,166 -13 -1,589 -96 3,755 820 -0 712
Net remeasurement of loan loss provisions
-130 -228 404 46
New financial assets originated or purchased
208,501 149 208,501 149
Financial assets that have been derecognised
-125,819 -73 -11,935 -104 -1,898 -237 -139,652 -414
Net drawdowns and repayments
-29,781 -2,527 -694 -33,002
Changes in models/risk parameters

12 41 130 184
Increase in loan loss provisions
-67 -460 989 462
Write-offs
-854 -854 -854 -854
Recoveries of amounts previously written off
45 45
Foreign exchange and other movements
-13 1 -125 -138
Closing balance
890,386 501 49,476 1,016 12,072 3,851 951,934 5,368
1

Stage 3 Lifetime credit impaired provision includes €
4

million on Purchased or Originated Credit Impaired.
2

The addition to the loan provision (in the consolidated statement of profit or loss) amounts to €
516

million of which €
462

million related to IFRS-9 eligible financial assets, €
43

million related to non-credit replacement guarantees and €
11

million to modification gains and losses on
restructured financial assets.
Changes in gross carrying amounts and

loan loss provisions (*)
3
in EUR million 12-month ECL (Stage 1)
2
Lifetime ECL not credit
impaired (Stage 2)
2
Lifetime ECL credit impaired
(Stage 3)
1
Total
2020
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Opening balance
819,810 490 38,519 881 10,955 3,275 869,284 4,646
Transfer into

12-month ECL (Stage 1)
9,139 24 -8,899 -200 -240 -18 0 -194
Transfer into

lifetime ECL not credit impaired (Stage 2)
-39,093 -76 39,601 651 -509 -57 0 518
Transfer into

lifetime ECL credit impaired (Stage 3)
-3,592 -30 -1,879 -163 5,471 1,518 0 1,325
Net remeasurement of loan loss provisions
0 109 0 450 0 700 0 1,259
New financial assets originated or purchased
161,333 178 0 0 0 0 161,333 178
Financial assets that have been derecognised
-116,035 -85 -6,987 -107 -897 -236 -123,919 -428
Net drawdowns and repayments
12,669 0 -1,043 0 -181 0 11,444 0
Changes in models/risk parameters

0 0 0 7 0 0 0 7
Increase in loan loss provisions
0 119 0 638 0 1,908 0 2,666
Write-offs
0 0 0 0 -1,200 -1,200 -1,200 -1,200
Recoveries of amounts previously written off
0 0 0 0 0 39 0 39
Foreign exchange and other movements
0 -28 0 -42 0 -226 0 -297
Closing balance
844,231 581 59,313 1,476 13,398 3,797 916,942 5,854
1

Stage 3 Lifetime credit impaired provision includes €
4

million on Purchased or Originated Credit Impaired.
2

Prior year numbers adjusted reflecting model adjustment in residential mortgages Netherlands.

3

The addition to the loan provision (in the consolidated statement of profit or loss) amounts to €
2,675

million of which €
2,666

million related to IFRS-9 eligible financial assets, €
-4

million related to non-credit replacement guarantees and €
13

million to modification gains and losses on
restructured financial assets.

Financial assets modified
Modification of financial assets
The table below provides the following information:
- Financial assets that were modified during the year (i.e. qualified as forborne) while they had a loss allowance
measured at an amount equal to lifetime ECL.

- Financial assets that were reclassified to stage 1 during the period.
Financial assets modified (*)
in EUR million 2021 2020
Financial assets modified during the period
Amortised cost before modification 2,595 2,840
Net modification results -47 -144
Financial assets modified since initial recognition
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-
month measurement during the period
448 312
Modifications that have been provided in 2020 and 2021 under general payment moratoria (payment holidays)
are not included in this analysis. Refer to ‘Payment holidays’,

above, for details.

Management Adjustments Explanatory
Management adjustments to ECL

models (*)
in EUR million 2021 2020
Model time lag overlay 0 394
Economic sector based adjustments 341 0
Payment holiday adjustments 32 244
Reserve Based Lending adjustment 0 25
Mortgage portfolio adjustment 124 0
Other Post Model Adjustments 135 17
Total management adjustments 632 680

Reconciliation of model ECL to total ECL
Reconciliation of model (reportable)

ECL to total ECL (*)
in EUR million 2021 2020
Total model ECL* 2,394 3,245
ECL from individually assessed impairments 2,342 2,323
ECL from management adjustments** 632 286
Total ECL 5,368 5,854
* The prior period has been updated to improve consistency and comparability
** The overlay of € 394 m as per 2020 is included in Total model ECL.

Sensitivity Analsis
Sensitivity analysis as at December 2021

(*)
2022 2023 2024
Un-weighted
ECL (Eur mln)
Probability-
weighting
Reportable ECL
(Eur mln) 1
Netherlands
Upside scenario
Real GDP 5.1 2.9 2.7
259 20%
307
Unemployment 3.2 2.9 2.9
HPI 23.3 10.9 0.9
Baseline Scenario

Real GDP 3.4 2.0 1.7
289 60% Unemployment 3.7 4.1 4.3
HPI 13.1 2.8 0.8
Downside scenario
Real GDP -1.5 1.2 0.7
411 20% Unemployment 5.6 6.8 7.8
HPI 0.3 -7.7 0.6
Germany
Upside scenario
Real GDP 6.2 3.1 1.6
457 20%
483
Unemployment 2.9 2.2 1.9
HPI 12.9 7.9 5.3
Baseline Scenario

Real GDP 4.0 2.3 1.4
475 60% Unemployment 3.4 3.1 3.1
HPI 10.4 4.6 1.9
Downside scenario
Real GDP -0.6 0.9 0.8
535 20% Unemployment 5.0 5.4 5.7
HPI 5.3 0.4 -2.1
Belgium
Upside scenario
Real GDP 4.6 2.5 2.0
364 20%
393
Unemployment 5.6 5.6 5.9
HPI 3.9 2.7 2.9
Baseline Scenario

Real GDP 3.1 2.0 1.8
383 60% Unemployment 6.1 6.3 6.3
HPI 3.0 2.3 2.3
Downside scenario
Real GDP -0.4 1.4 1.4
451 20% Unemployment 7.6 8.6 9.0
HPI 0.4 1.0 1.0
United States
Upside scenario
Real GDP 6.7 2.4 3.1
28 20%
75
Unemployment 3.5 2.5 2.4
HPI 10.4 8.1 8.7
Baseline Scenario

Real GDP 4.0 2.5 2.1
55 60% Unemployment 4.0 3.7 3.7
HPI 9.1 3.0 3.3
Downside scenario
Real GDP -0.7 1.1 0.3
183 20% Unemployment 6.5 7.4 8.0
HPI 5.3 -3.2 -3.0
1 Excluding management adjustments.
Sensitivity analysis as at December 2020 (*)
2021 2022 2023
Un-weighted
ECL (Eur mln)
Probability-
weighting
Reportable ECL
(Eur mln) 1
Netherlands
Upside scenario
Real GDP 5.3 3.3 2.8
383 20%
468
Unemployment 5.1 3.9 3.0
HPI 8.1 6.3 4.7
Baseline Scenario

Real GDP 2.8 2.9 1.9
441 60% Unemployment 5.8 5.2 4.7
HPI -1.9 -1.6 4.5
Downside scenario
Real GDP -4.9 4.8 1.4
636 20% Unemployment 7.7 7.8 7.9
HPI -12.3 -11.0 4.3
Germany
Upside scenario
Real GDP 7.6 3.3 1.5
504 20%
558
Unemployment 3.0 2.2 1.8
HPI 3.5 8.3 6.6
Baseline Scenario

Real GDP 3.9 3.4 1.6
541 60% Unemployment 4.1 3.5 3.5
HPI 0.4 4.8 3.1
Downside scenario
Real GDP -2.4 3.5 1.3
662 20% Unemployment 5.6 5.3 5.6
HPI -3.5 0.8 -0.9
Belgium
Upside scenario
Real GDP 6.9 3.3 2.4
494 20%
559
Unemployment 7.3 6.2 5.8
HPI -0.2 4.2 4.8
Baseline Scenario

Real GDP 4.5 3.3 2.3
540 60% Unemployment 7.5 6.3 6.3
HPI -1.7 3.5 3.8
Downside scenario
Real GDP -0.4 4.0 2.2
681 20% Unemployment 9.4 9.1 8.8
HPI -3.6 2.5 2.9
United States
Upside scenario
Real GDP 5.6 4.1 3.8
93 20%
189
Unemployment 5.0 3.0 1.9
HPI 6.2 9.4 9.3
Baseline Scenario

Real GDP 4.0 3.2 2.5
134 60% Unemployment 6.0 4.7 4.1
HPI 4.3 4.1 4.0
Downside scenario
Real GDP -6.3 6.8 1.9
448 20% Unemployment 8.5 7.9 7.6
HPI 1.2 -1.9 -2.3
1 Sensitivity does only include the effect of time lag overlay, other management adjustments are excluded.

Asset class category average threshold investment grade
Quantitative SICR thresholds

(*)
2021 2020
Average threshold ratio
Investment
grade (rating
grade 1-10)
Non-
investment
grade (rating
grade 11-17)
Investment
grade (rating
grade 1-10)
Non-
investment
grade (rating
grade 11-17)
Asset class category
Mortgages 2.7 2.2 2.7 2.1
Consumer Lending 2.8 1.7 2.8 1.7
Business Lending 4.0 2.2 4.0 2.1
Governments and Fin. Institutions 7.9 2.2 7.7 2.0
Other Wholesale Banking 4.5 2.0 3.9 1.8

Net interest income (NII) at risk
NII-at-Risk banking books per business

- year one (*)
in EUR million 2021 2020
Ramped, unfloored Ramped, unfloored
parallel ▼ parallel ▲ parallel ▼ parallel ▲
By business
Wholesale Banking 46 -33 135 -83
Retail Banking Benelux

-122 132 -114 105
Retail Challengers & Growth Markets -93 75 -52 -14
Corporate Line Banking -58 58 -52 52
Total -226 232 -83 60
EUR ramped is at +/- 100bps in 1 year
USD ramped is at +/- 120bps in 1 year
The NII-at-Risk is primarily driven by the difference in sensitivity of client liabilities,

mainly savings, versus the
sensitivity of client assets and investments to rate changes. The investment of own funds only impacts the earnings sensitivity marginally, as only a relatively small part has to be (re)invested within the one-year horizon.
NII-at-Risk banking book per currency - year

one (*)
in EUR million 2021 2020
Ramped, unfloored Ramped, unfloored
parallel
▼
parallel
▲
parallel
▼
parallel
▲
By currency
Euro -181 179 -146 120
US Dollar -23 23 41 -36
Other -23 30 23 -25
Total -226 232 -83 60
EUR ramped is at +/- 100bps in 1 year
USD ramped is at +/- 120bps in 1 year

Net present value (NPV) at risk
NPV-at-Risk banking books

per business (*)
in EUR million 2021 2020
unfloored unfloored
parallel ▼ parallel ▲ parallel ▼ parallel ▲
By business
Wholesale Banking -1,477 1,444 -68 171
Retail Banking Benelux

-953 -202 -1,425 541
Retail Challengers & Growth Markets 832 -1,111 -506 -17
Corporate Line Banking 1,820 -1,712 1,946 -1,820
Total 223 -1,580 -54 -1,125
The prior period has been updated to improve consistency and comparability.
EUR +/- 100bp shock scenario

USD +/- 120bp shock scenario

Non-derivative financial instruments to transition to alternative benchmarks
Non derivative Financial instruments

to transition to alternative benchmarks

(*)
in EUR million at 31 December 2021
Financial Assets non-
derivative
Financial Liabilities

non-
derivative
Off balance sheet
commitments
Carrying value Carrying value Nominal value
By benchmark rate
GBP LIBOR 764 350
USD LIBOR 41,805 1,542 16,435
CHF LIBOR 1
JPY LIBOR
EUR LIBOR
EONIA 23 184
Total 42,570 1,565 16,969
Non derivative Financial instruments

to transition to alternative benchmarks

(*)
in EUR million at 31 December 2020
Financial Assets non-
derivative
Financial Liabilities

non-
derivative
Off balance sheet
commitments
Carrying value Carrying value Nominal value
By benchmark rate
GBP LIBOR 6,912 259 3,732
USD LIBOR 31,057 4,096 9,376
CHF LIBOR 345 42 321
JPY LIBOR 225 41 79
EUR LIBOR 422 8 2,564
EONIA 100 728 39
Total 39,061 5,173 16,111

Derivative financial instruments to transition to alternative benchmarks
Derivative Financial instruments

to transition to alternative

benchmarks (*)
31 December 2021 31 December 2020
in EUR million
Nominal value Nominal value
By benchmark rate
1
GBP LIBOR 822 27,031
USD LIBOR 441,094 357,805
CHF LIBOR 9,710
JPY LIBOR 87,057
EONIA 29,593
Total 441,916 511,196

Net banking currency exposures banking books
Foreign currency exposures

banking books (*)
in EUR million Foreign Investments Hedges Net exposures
2021 2020 2021 2020 2021 2020
US Dollar 1 8,218 7,126 -99 -10 8,119 7,117
Pound Sterling 1,593 1,285 1,592 1,285
Polish Zloty 2,761 2,631 -142 -369 2,620 2,262
Australian Dollar 3,774 3,544 -2,511 -2,269 1,263 1,275
Turkish Lira 729 1,078 729 1,078
Chinese Yuan 1,976 1,912 -107 1,869 1,912
Russian Rouble 256 344 -174 -126 82 218
Other currency 5,860 5,992 -3,453 -3,456 2,407 2,536
Total 25,167 23,913 -6,486 -6,231 18,681 17,683
1

US Dollar net exposure move is mainly driven by EURUSD FX rate.

Revaluation reserve equity securities at fair value through other comprehensive income	Revaluation reserve equity securities at fair value through other comprehensive income (*) in EUR million 2021 2020 Positive re-measurement 1,291 1,201 Negative re-measurement -9 -20 Total 1,282 1,181
Most important foreign exchange year-end trading positions
Most important foreign exchange

year-end trading positions (*)
in EUR million 2021 2020
Foreign exchange Foreign exchange
US Dollar -160
US Dollar

203
Taiwan Dollar 42 Chinese Yuan Renminbi -63
Romanian Leu 32 Japanese Yen -44
Japanese Yen 27 Great-Britain Pound -37
South Korean Won -24 Romanian Leu -16

Most important interest rate and credit spread sensitivities explanatory
Most important interest

rate and credit spread

sensitivities at year-end (*)
in EUR thousand 2021 2020
Interest Rate (BPV)

1
Interest Rate (BPV)

1
Euro -501 Euro -787
US Dollar 185 US Dollar -319
British Pound -75 Great-Britain Pound -120
Taiwan Dollar 73 Russian Ruble -86
Japanese Yen -57 Australian Dollar -64
Credit Spread (CSO1)

2
Credit Spread (CSO1)

2
Netherlands 535 Germany 134
Germany 408 Republic of Korea -129
United States 171 United States 118
France 112 Belgium 115
China 110 Netherlands 50
1

Basis Point Value (BPV) measures the impact on value of a 1 basis point increase in interest rates. The figures include
commodity risk in banking books.
2

Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads. Exposures to supranational institutions are not assigned to a specific country.

Credit spread sensitivities per risk class and sector explanatory
Credit spread sensitivities per risk class and sector

at year-end (*)
2021 2020
in EUR thousand Corporate
Financial
Institutions
Corporate
Financial
Institutions
Credit Spread (CSO1)

1
Risk classes
1 (AAA) -5 4 -4
2–4 (AA) -7 18 2 -120
5–7 (A) 141 578 80 -14
8–10 (BBB) 204 12 301 -14
11–13 (BB) 40 -1 55
14–16 (B) 52 -6 18 -6
17–22 (CCC and NPL) -6 -12 2
Not rated 1
Total 424 584 462 -158
1 Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads.

ING funding mix
Funding mix
1
(*)
2021 2020
Funding type
Customer deposits (retail) 51% 52%
Customer deposits (corporate) 21% 20%
Interbank 9% 9%
Lending/repurchase agreements 5% 6%
CD/CP 3% 2%
Long-term senior debt 8% 9%
Subordinated debt 2% 2%
Total 100% 100%
1

Liabilities excluding trading securities and IFRS equity

ING Group long-term debt maturity profile by currency
ING Group long-term debt maturity profile

by currency at year-end 2021 (*)
in EUR billion (nominal amounts) 2022 2023 2024 2025 2026 2027
Beyond
2027
Total
Currency
EUR 7 5 1 5 3 2 29 52
USD 4 3 1 2 3 5 18
Other 1 1 2 3 8
Total 11 9 3 6 7 5 38 78
ING Group long-term debt maturity profile

by currency at year-end 2020 (*)

in EUR billion (nominal amounts) 2021 2022 2023 2024 2025 2026
Beyond
2026
Total
Currency
EUR 8 7 5 1 4 5 23 53
USD 2 3 2 1 2 5 16
Other 2 1 1 1 1 1 8
Total 13 12 9 3 4 8 29 77
Amounts adjusted to exclude Tier 1 instruments.